INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX (Details) [Line Items]
Federal and provincial combined tax rate	27.00%	27.00%
Loss before income taxes	$ (36,671)	$ (45,884)
Loss from equity investment	(4)	(96)
Deferred tax assets, recognition of asset in future, share capital	390
Unrecognized tax benefits		0
Unrecognized tax benefits, income tax penalties and interest accrued		0
Investment
INCOME TAX (Details) [Line Items]
Loss before income taxes	36,671	45,884
Loss from equity investment	$ 4	$ 96